Retirement benefit plan - Changes in Fair Value of Plan Assets (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in fair value of plan assets [Abstract]
At beginning of period	SFr (5,770)	SFr (3,213)	SFr (7,098)
Employer's contributions	1,804	1,567	1,210
At end of period	(8,844)	(5,770)	(3,213)
Expected contributions by the employer to be paid to the post-employment benefit plans during the annual period beginning after the end of the reporting period	1,800
Fair Value of Plan Assets
Changes in fair value of plan assets [Abstract]
At beginning of period	35,290	29,197	26,791
Interest income	574	705	87
Employees' contributions	1,583	1,396	1,056
Employer's contributions	1,804	1,567	1,210
Benefits deposited	2,504	1,265	2,327
Return on plan assets excluding interest income	1,856	1,160	(2,274)
At end of period	SFr 43,611	SFr 35,290	SFr 29,197